CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred tax expense and current income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax (expense)/benefit
Current tax (expense) benefit	$ (14,064)	$ (47,139)	$ 3,602
Adjustments to the current tax of the previous year		(460)	199
Total current tax (expense) benefit	(14,064)	(47,599)	3,801
(Expense)/benefit from deferred income taxes
Deferred (expense) benefit for taxes related to the creation and reversal of temporary differences	5,150	(521,336)	546,387
Total deferred tax (expense)benefit	5,150	(521,336)	546,387
Income tax (expense)/benefit	$ (8,914)	$ (568,935)	$ 550,188